Income Taxes - Summary of Reconciliation of The Statutory Federal Rate And The Effective Rate (Details) - MARIADB CORPORATION AB [Member]	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Line Items]
Tax computed at federal statutory rate	21.00%	21.00%
State income tax—net of federal benefit	(0.02%)	0.00%
Foreign rate differential	(16.05%)	(6.97%)
Change in valuation allowance	0.09%	(18.13%)
Stock-based compensation	0.00%	(0.12%)
Research and development tax credit	0.00%	8.86%
Other	(0.04%)	(0.35%)
Prior period net operating loss true-up adjustment	0.01%	(4.62%)
Transaction costs	1.58%	0.00%
Deferred adjustment true up	(6.74%)	0.00%
Income tax expense	(0.17%)	(0.33%)